Trade and Notes Receivables - Summary of Trade and Notes Receivables (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Trade receivables	¥ 1,793	¥ 1,525
Notes receivable	0	4
Current trade and notes receivables	1,793	1,529
Impairment	(76)	(93)
Trade and notes receivables	¥ 1,717	¥ 1,436